Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands																	4 Months Ended		12 Months Ended
	Apr. 22, 2022 USD ($) Exchange_Rate $ / bbl	Apr. 22, 2022 MXN ($) Exchange_Rate $ / bbl	Apr. 21, 2022 MXN ($)	Apr. 18, 2022 USD ($)	Apr. 06, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 17, 2022 MXN ($)	Mar. 16, 2022 MXN ($)	Feb. 25, 2022 USD ($)	Feb. 22, 2022 MXN ($)	Jan. 21, 2022 USD ($)	Jan. 20, 2022 USD ($)	Jan. 20, 2022 MXN ($)	Jan. 14, 2022 MXN ($)	Nov. 18, 2021 MXN ($)	Jul. 31, 2021 MXN ($)	Apr. 18, 2022 USD ($)	Apr. 15, 2022 USD ($)	Dec. 31, 2022 Exchange_Rate	Dec. 31, 2021 USD ($) $ / bbl	Apr. 18, 2022 MXN ($)	Apr. 15, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Feb. 25, 2022 MXN ($)	Jan. 21, 2022 MXN ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Nov. 03, 2021 USD ($)	Nov. 03, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates																				20.5835								20.5835
Borrowings																												$ 2,211,701,630			$ 2,232,694,117	$ 1,851,000	$ 34,875,000
Notional amount																												1,250,000
Capitalization nonrecoverable contribution																													$ 1,119,247	$ 23,000,000
Deer Park [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs recognised as expense												$ 7,091	$ 145,937
Promissory Note No. 3 [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity															120	120
Borrowings															$ 4,000,000	$ 3,000,000
Borrowing adjustment to interest rate															2.575%
Rate of interest															the 91-day TIIE plus 257.5 basis points
Factoring Amount Thirteen Lakhs And Five Thousand Nine Hundred And Fifty One Factoring Amount Due In One Hundred And Eighty Days [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity						180
Factoring Amount Payable																							$ 1,305,951
Factoring Amount Thirteen Lakhs And Five Thousand Nine Hundred And Fifty One Factoring Amount Due In One Hundred And Eighty Days [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing adjustment to interest rate						2.55%																	2.55%
Factoring Amount Thirteen Lakhs And Five Thousand Nine Hundred And Fifty One Factoring Amount Due In One Hundred And Eighty Days [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing adjustment to interest rate						2.80%																	2.80%
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 7,664,000	$ 37,000,000
Outstanding of revolving credit lines																		$ 0				$ 0
Exchange rates | Exchange_Rate	20.0383	20.0383																	20.5835
Appreciation of the value of the peso in U.S. dollars terms	2.60%	2.60%
Repayments of revolving credit lines																	$ 4,719,135
Proceeds from revolving credit lines																	4,841,599	$ 0
Average prices of crude oil exports | $ / bbl	100.21	100.21
Borrowings				$ 2,432,506													$ 2,432,506			$ 1,860,000								$ 27,242,000
Notional amount											$ 250,000														$ 4,500,000
Net foreign exchange gain		$ 51,061,149
Subsequent event [member] | Promissory Note No. 3 [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity											90
Borrowings											$ 100,000
Interest rate basis description											LIBOR plus 198 basis points
Subsequent event [member] | Promissory Note One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity											270
Borrowings																									2,000,000
Interest rate basis description											TIIE plus 228 basis points
Subsequent event [member] | Promissory Note Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity											360
Borrowings																									$ 2,500,000
Interest rate basis description											TIIE plus 238 basis points
Subsequent event [member] | Promissory Note Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity											180
Borrowings											$ 150,000
Interest rate basis description											LIBOR plus 208 basis points
Subsequent event [member] | Promissory Note Maturing January 2023 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity				January 2023
Borrowings																					$ 4,000,000
Borrowing adjustment to interest rate				3.15%													3.15%				3.15%
Rate of interest				28-day TIIE plus 315 basis points
Subsequent event [member] | Promissory Note Maturing October 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity			October 2022
Borrowings			$ 100,000
Borrowing adjustment to interest rate			0.42826%
Rate of interest			6-month SOFR plus 208 basis points
Financing from Revolving Credit Lines [Member] | PMI TRD DAC revolving credit lines [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																				$ 2,310,042
Crude Oil Price Movement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports | $ / bbl																				71.29
Percetnage of increase in crude oil price																				40.60%
Non Adjusting Event Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity														2023					90
Borrowings																										$ 436,000	$ 8,974,406
Interest rate basis description														SOFR plus 275 to 425 basis points.
Notional amount														$ 500,000
Major business combination [member] | Deer Park [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired												50.005%	50.005%
Business Combination Percentage of Debt to Third Parties Assumed												100.00%	100.00%
Promissory Notes Issued [Member] | Five Lakh Promissory Note Maturing In August Two Thousand And Twenty Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity										August 2022
Borrowings										$ 5,000,000
Borrowing adjustment to interest rate										2.60%
Promissory Notes Issued [Member] | Eleven Thousand And Three Hundred And Sixty Two Dollars Maturing In August Two Thousand And Twenty Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity									August 2022
Borrowings									$ 11,362
Borrowing adjustment to interest rate									1.75%															1.75%
Promissory Notes Issued [Member] | Two Lakhs Fifty Thousand Promissory Note Maturing In February Two Thousand And Twenty Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity									February 2023
Borrowings																								$ 250,000
Borrowing adjustment to interest rate									2.35%															2.35%
Promissory Notes Issued [Member] | Fourty Lakh Promissory Note Maturing In June Two Thousand And Twenty Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity								June 2022
Borrowings								$ 4,000,000
Borrowing adjustment to interest rate								2.20%
Promissory Notes Issued [Member] | Fourty Lakhs Promissory Note Maturing In September Two Thousand And Twenty Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity							September 2022
Borrowings							$ 4,000,000
Borrowing adjustment to interest rate							2.80%
Promissory Notes Issued [Member] | Line Of Credit Facility Seventy Five Thousand US Dollars Maturing In January Two Thousand And Twenty Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity						January 2023
Borrowing adjustment to interest rate						2.45%																	2.45%
Line Of Credit Maximum Borrowing Capacity						$ 75,000
Line Of Credit Facility Availed [Member] | Line Of Credit Facility One Lakh And Fifty Thousand Dollar Maturing In June Two Thousand And Twenty Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity					June 2022
Borrowing adjustment to interest rate					2.70%
Line Of Credit Maximum Borrowing Capacity					$ 150,000